OTHER OPERATING INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
OTHER OPERATING INCOME AND EXPENSES
Schedule of analysis of other operating income and expenses

The analysis of other operating income and expenses for the years ended 31 December 2022, 2021 and 2020 is as follows:

	1 January –	1 January –	1 January –
	31 December	31 December	31 December
	2022	2021	2020

Other operating expenses:
Settlement provision (Note 13)	(280,660)	—	—
Consultancy	(138,033)	(115,533)	(26,103)
Insurance	(72,287)	(40,565)	(7,662)
Utilities	(71,036)	(37,170)	(34,325)
Credit card processing	(36,930)	(47,644)	(43,838)
Turkish Capital Markets Board fee expenses (Note 13)	(23,745)	—	—
Vehicle fuel	(20,481)	(4,766)	(2,656)
Provision for doubtful receivables	(17,465)	(5,409)	(8,010)
Rent expenses	(16,756)	(10,492)	(13,793)
Other legal provision expense	(12,272)	(2,353)	(1,059)
Maintenance expenses	(8,077)	(5,195)	(2,410)
Irrecoverable value added tax	(7,731)	(7,646)	(143)
Internet line	(6,713)	(6,286)	(3,657)
Travel	(4,356)	(830)	(694)
Credit card chargebacks	(3,812)	(7,468)	(4,449)
Stationary	(899)	(2,728)	(1,592)
Provision for Competition Authority investigation (Note 13)	—	(209,484)	—
Other	(105,124)	(69,796)	(42,234)

	(826,377)	(573,365)	(192,625)

Other operating income:
Depositary income	32,869	16,175	—
Services charged	9,681	4,722	4,273
Withholding tax return income (*)	8,501	102,444	—
Provision for Competition Authority investigation (Note 13)	5,799	—	—
Bank promotion income	4,749	5,468	3,776
Income from scrap packaging materials sales	2,813	2,787	1,957
Grant income	1,931	4,649	2,291
Provisions released	771	2,351	—
Other	11,540	20,615	8,593

	78,654	159,211	20,890

(*)As explained in note 14, witholding tax return income consists of collections of previously paid witholding tax amounts in connection with the advertising services received from digital advertising platforms.